UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: November 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

WESTERN ASSET INSTITUTIONAL TAX FREE RESERVES

FORM N-Q

NOVEMBER 30, 2011

Notes to Schedule of Investments (unaudited)

Investment in Tax Free Reserves Portfolio, at value $2,144,642,337

1. Organization and significant accounting policies

Western Asset Institutional Tax Free Reserves (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Tax Free Reserves Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same investment objective as the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (83.5% at November 30, 2011) in the net assets of the Portfolio.

The Fund has adopted Statement of Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Schedule of Investments, which are included elsewhere in this report.

(b) Credit and market risk. The Portfolio may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets and in some cases are backed by a financial institution serving as a liquidity provider. Demand features are often issued by third party financial institutions, generally domestic and foreign banks, and by brokerage firms or insurance companies. Frequently, floating rate and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks. Accordingly, the credit quality and liquidity of the Portfolio’s investments may be dependent in part on the credit quality of the institutions supporting the Portfolio’s investments and changes in the credit quality of these institutions could cause losses to the Portfolio and affect its share price. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited)	November 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 98.8%
Alabama - 2.5%
Huntsville, AL, Health Care Authority, TECP:
Huntsville Hospital	0.210%	12/1/11	$42,800,000	$42,800,000
Huntsville Hospital	0.230%	2/2/12	21,300,000	21,300,000

Total Alabama				64,100,000

Alaska - 0.7%
Alaska Industrial Development & Export Authority Revenue, Greater Fairbanks Community Hospital Foundation Inc., LOC-Bank of Montreal	0.130%	4/1/29	16,635,000	16,635,000	(a)(b)

Arizona - 1.3%
Arizona Health Facilities Authority Revenue, Banner Health System, LOC-JPMorgan Chase	0.120%	1/1/29	200,000	200,000	(a)(b)
Arizona State Board of Regents University System Revenue, LOC-Lloyds TSB Bank PLC	0.080%	7/1/34	3,000,000	3,000,000	(a)(b)
Maricopa County, AZ, IDA, MFH Revenue, Refunding, Sonora Vista II Apartments, LOC-Wells Fargo Bank N.A.	0.300%	12/1/39	1,185,000	1,185,000	(a)(b)(c)
Phoenix, AZ, IDA, MFH Revenue, Refunding, Sunrise Vista Apartments-A, LOC-Wells Fargo Bank N.A.	0.300%	6/1/31	2,075,000	2,075,000	(a)(b)(c)
Tempe, AZ, Transportation Excise Tax Revenue, SPA-Royal Bank of Canada	0.130%	7/1/37	5,470,000	5,470,000	(a)(b)
Yavapai County, AZ, IDA, Hospital Facility Revenue, Northern Arizona Health Care, LOC-Banco Bilbao Vizcaya	0.850%	12/1/39	21,000,000	21,000,000	(a)(b)

Total Arizona				32,930,000

California - 9.8%
ABAG Finance Authority for Nonprofit Corp., CA, Saint Anthony Foundation, LOC-Bank of America N.A.	0.160%	3/1/37	2,300,000	2,300,000	(a)(b)
ABAG Finance Authority for Nonprofit Corp., CA, MFH Revenue, Amber Court Apartments, LIQ-FNMA	0.110%	12/15/32	200,000	200,000	(a)(b)
ABAG Finance Authority for Nonprofit Corp., CA, Revenue:
Acacia Creek at Union Project, SPA-Bank of America N.A.	0.160%	7/1/38	29,200,000	29,200,000	(a)(b)
Air Force Village West Inc., LOC-KBC Bank N.V.	1.000%	5/15/35	1,300,000	1,300,000	(a)(b)
California Alumni Association Project, LOC-Bank of America N.A.	0.220%	4/1/34	1,885,000	1,885,000	(a)(b)
Eskaton Village-Roseville, LOC-KBC Bank N.V.	1.000%	12/1/37	5,935,000	5,935,000	(a)(b)
Jewish Home San Francisco, LOC-Wells Fargo Bank N.A.	0.060%	11/15/35	1,500,000	1,500,000	(a)(b)
Alameda County, CA, IDA Revenue, JMS Family Partnership, LOC-Wells Fargo Bank N.A.	0.150%	10/1/25	1,200,000	1,200,000	(a)(b)(c)
Alameda, CA, Public Financing Authority, Multi-Family Revenue, LIQ-FNMA	0.160%	5/15/35	1,000,000	1,000,000	(a)(b)
Berkeley, CA, Revenue, Berkeley-Albany YMCA, LOC-Wells Fargo Bank N.A.	0.100%	7/1/38	1,700,000	1,700,000	(a)(b)
California Alternative Energy Source Financing Authority, Cogeneration Revenue, Refunding, GE Capital Corp., Arroyo	0.120%	10/1/20	1,000,000	1,000,000	(a)(b)(c)
California EFA Revenue, Chapman University, LOC-Bank of America N.A.	0.140%	10/1/26	1,530,000	1,530,000	(a)(b)
California Health Facilities Finance Authority Revenue, Hospital Adventist Health Systems, LOC-Wells Fargo Bank N.A.	0.060%	9/1/25	1,000,000	1,000,000	(a)(b)
California Health Facilities Financing Authority Revenue:

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - continued
Catholic Healthcare West, NATL, LOC-JPMorgan Chase	0.140%	7/1/16	$6,700,000	$6,700,000	(a)(b)
St. Joseph Health Systems, LOC-Northern Trust Company	0.070%	7/1/41	7,000,000	7,000,000	(a)(b)
St. Joseph Health Systems, LOC-U.S. Bank N.A.	0.070%	7/1/41	2,700,000	2,700,000	(a)(b)
California Health Facilities Financing Authority, TECP, Kaiser Permanente	0.380%	12/6/11	23,800,000	23,800,000
California Infrastructure & Economic Development Bank Revenue, Jserra Catholic High School, LOC-Comercia Bank	0.150%	9/1/34	2,000,000	2,000,000	(a)(b)
California PCFA:
Athens Services Project, LOC-Wells Fargo Bank N.A.	0.170%	5/1/21	4,600,000	4,600,000	(a)(b)(c)
BLT Enterprises, LOC-Wells Fargo Bank N.A.	0.170%	4/1/29	700,000	700,000	(a)(b)(c)
Edco Disposal Corp. Project, LOC-Wells Fargo Bank N.A.	0.170%	10/1/29	1,150,000	1,150,000	(a)(b)(c)
California PCFA, PCR, Pacific Gas & Electric, LOC-JPMorgan Chase	0.120%	11/1/26	100,000	100,000	(a)(b)(c)
California PCFA, Solid Waste Disposal Revenue:
Bay Counties Waste Services Inc., LOC-Comerica Bank	0.200%	8/1/41	2,700,000	2,700,000	(a)(b)(c)
Burrtec Waste Group Inc., LOC-U.S. Bank N.A.	0.170%	10/1/38	7,680,000	7,680,000	(a)(b)(c)
Recycling Industries Inc. Project, LOC-Comerica Bank	0.200%	11/1/41	1,000,000	1,000,000	(a)(b)(c)
Waste Connections Inc. Project, LOC-Bank of America N.A	0.220%	8/1/18	3,800,000	3,800,000	(a)(b)(c)
Zerep Management Corp. Project, LOC-Comerica Bank	0.200%	10/1/36	1,000,000	1,000,000	(a)(b)(c)
California State, GO:
Kindergarten-University, LOC-Citibank N.A.	0.070%	5/1/34	1,700,000	1,700,000	(a)(b)
LOC-Bank of Montreal	0.080%	5/1/33	10,800,000	10,800,000	(a)(b)
California Statewide CDA Revenue, John Muir Health, LOC-UBS AG	0.060%	8/15/36	500,000	500,000	(a)(b)
California Statewide CDA, MFH Revenue, Avian Glen Apartments Project, LOC-Citibank N.A.	0.200%	8/1/39	405,000	405,000	(a)(b)(c)
California Statewide CDA, TECP:
Kaiser Permanente	0.400%	12/7/11	7,900,000	7,900,000
Kaiser Permanente	0.380%	2/8/12	15,000,000	15,000,000
Calleguas-Las Virgenes, CA, Public Financing Authority Revenue, Municipal Water District Project, LOC-Wells Fargo Bank N.A.	0.100%	7/1/37	10,000,000	10,000,000	(a)(b)
Eastern Municipal Water District, Water & Sewer Revenue, COP, SPA-Wells Fargo Bank N.A.	0.070%	7/1/35	3,400,000	3,400,000	(a)(b)
Hesperia, CA, COP, Civic Plaza Financing, LOC-Bank of America N.A.	0.170%	10/1/34	1,615,000	1,615,000	(a)(b)
Hesperia, CA, Public Financing Authority Revenue, 1993 Street Improvement Project, LOC-Bank of America N.A.	0.170%	10/1/23	185,000	185,000	(a)(b)

Irvine, CA Improvement Bond Act of 1915, Assessment District 87-8, LOC-KBC Bank NV	0.750%	9/2/24	200,000	200,000	(a)(b)
Irvine, CA, Improvement Bond Act of 1915, Revenue, Limited Obligation Assessment District 04-20, LOC-KBC Bank NV	0.750%	9/2/30	600,000	600,000	(a)(b)
Los Angeles County, CA, MTA, Sales Tax Revenue:
SPA-Bank of America N.A.	0.110%	7/1/31	3,100,000	3,100,000	(a)(b)
SPA-JPMorgan Chase	0.110%	7/1/23	300,000	300,000	(a)(b)
Paramount, CA, USD:
COP, School Facility Bridge Funding, AGM, SPA-Wachovia Bank N.A.	0.250%	9/1/31	3,695,000	3,695,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - continued
School Facility Bridge Funding Program, AGM, SPA-Wells Fargo Bank N.A.	0.250%	9/1/30	$3,700,000	$3,700,000	(a)(b)
Sacramento County, CA, Housing Authority, MFH Revenue:
Carlton Plaza Sacramento LLC, FNMA, LIQ-FNMA	0.150%	5/15/36	6,100,000	6,100,000	(a)(b)(c)
Chesapeake Commons, Wasatch Pool Holdings LLC, FNMA, LIQ-FNMA	0.140%	2/15/31	25,000,000	25,000,000	(a)(b)(c)
Logan Park Apartments, FHLMC, LIQ-FHLMC	0.140%	5/1/42	14,500,000	14,500,000	(a)(b)(c)
San Diego County, CA, COP, Friends of Chabad, LOC-Comerica Bank	0.140%	1/1/23	870,000	870,000	(a)(b)
San Francisco, CA, City & County MFH Revenue, Folsom Dore Apartment Project, LOC-Citibank N.A.	0.210%	12/1/34	1,100,000	1,100,000	(a)(b)(c)
San Jose, CA, MFH Revenue, Villa Monterey Apartments, FNMA, LIQ-FNMA	0.140%	7/15/35	4,345,000	4,345,000	(a)(b)(c)
San Mateo, CA, Union High School District, GO, BAN	2.000%	2/15/12	9,550,000	9,576,687
Santa Maria, CA, Joint Unified High School District, COP, LOC-Bank of America N.A.	0.220%	6/1/33	600,000	600,000	(a)(b)
Southern California Public Power Authority, Project Revenue, LOC-KBC Bank N.V.	1.050%	7/1/36	2,500,000	2,500,000	(a)(b)
Stockton, CA, Health Facilities Revenue, Dameron Hospital Association, LOC-Citibank N.A.	0.150%	12/1/32	3,210,000	3,210,000	(a)(b)
Ventura County, CA, Public Financing Authority, Lease Revenue, TECP, LOC-Bank of Nova Scotia	0.130%	1/19/12	6,550,000	6,550,000
Windsor, CA, Multi-Family Revenue, Oakmont Retirement Investors LLC, Fannie Mae, LIQ-Fannie Mae	0.190%	8/1/25	500,000	500,000	(a)(b)(c)

Total California				252,631,687

Colorado - 1.6%
Colorado Educational & Cultural Facilities Authority Revenue:
Four Community Hillel House, National Jewish Federation, LOC- JPMorgan Chase	0.110%	5/1/38	1,050,000	1,050,000	(a)(b)
National Jewish Federation Bond Program, LOC-Bank of America	0.120%	9/1/33	6,730,000	6,730,000	(a)(b)
National Jewish Federation Bond Program, LOC-Bank of America	0.120%	2/1/35	200,000	200,000	(a)(b)
National Jewish Federation Bond, LOC-Bank of America N.A.	0.120%	2/1/38	3,610,000	3,610,000	(a)(b)
Colorado Educational and Cultural Facilities, Nature Conservancy, Project A	0.150%	7/1/27	414,000	414,000	(a)(b)
Colorado HFA Revenue, Multi-Family, SPA-FHLB	0.170%	4/1/45	7,000,000	7,000,000	(a)(b)(c)
Colorado HFA, EDR, Lehman Communications Corp., LOC-Wells Fargo Bank N.A.	0.300%	7/1/28	2,080,000	2,080,000	(a)(b)(c)
Colorado Housing & Finance Authority, Multi-Family, SPA-FHLB	0.140%	10/1/21	5,610,000	5,610,000	(a)(b)(c)
Cornerstone Metropolitan District No. 2, CO, GO, Limited Tax, LOC-Bank of America N.A.	0.200%	12/1/46	4,145,000	4,145,000	(a)(b)
Fort Collins, CO, EDR, Custom Blending Inc., LOC-Wells Fargo Bank N.A.	0.300%	6/1/33	3,575,000	3,575,000	(a)(b)(c)
Park 70 Metropolitan District, CO, GO, Limited Tax Convertible Unlimited Tax, LOC-U.S. Bank N.A.	0.800%	12/1/12	2,690,000	2,690,000	(d)
University of Colorado Hospital Authority Revenue, LOC-Wells Fargo Bank N.A.	0.090%	11/15/41	4,790,000	4,790,000	(a)(b)

Total Colorado				41,894,000

Connecticut - 1.4%
Capital City EDA, Parking & Energy Fee Revenue, SPA-Bank of America	0.170%	6/15/34	9,300,000	9,300,000	(a)(b)
Connecticut State HEFA Revenue:

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Connecticut - continued
Choate Rosemary Hall, LOC-JPMorgan Chase	0.110%	7/1/37	$3,200,000	$3,200,000	(a)(b)
Hoffman Summerwood Community, LOC-TD Banknorth N.A.	0.110%	7/1/37	1,000,000	1,000,000	(a)(b)
Westover School, LOC-TD Banknorth	0.110%	7/1/30	1,700,000	1,700,000	(a)(b)
Yale University	0.050%	7/1/35	1,800,000	1,800,000	(a)(b)
Yale University	0.050%	7/1/36	8,750,000	8,750,000	(a)(b)
Connecticut State HFA:
Housing Mortgage Finance Program	0.330%	11/15/12	4,600,000	4,600,000	(d)
Housing Mortgage Finance Program, SPA-FHLB	0.160%	5/15/31	1,450,000	1,450,000	(a)(b)(c)
Hartford, CT, GO, BAN	2.000%	4/12/12	2,850,000	2,864,194

Total Connecticut				34,664,194

District of Columbia - 1.4%
District of Columbia Enterprise Zone Revenue, Crowell and Moring LLP Project, LOC-Wells Fargo Bank N.A.	0.270%	1/1/13	1,800,000	1,800,000	(a)(b)(c)
District of Columbia Housing Finance Agency, MFH Revenue, Pentacle Apartments Project, FHLMC, LOC-FHLMC	0.130%	11/1/38	3,760,000	3,760,000	(a)(b)
District of Columbia Revenue:
American Legacy Foundation	0.130%	12/1/43	1,800,000	1,800,000	(a)(b)
American Psychological Association, LOC-Bank of America	0.320%	3/1/28	245,000	245,000	(a)(b)
American Sociological Association, LOC-PNC Bank N.A.	0.140%	12/1/37	2,015,000	2,015,000	(a)(b)
Henry J. Kaiser Foundation, SPA-JPMorgan Chase	0.140%	7/1/41	14,000,000	14,000,000	(a)(b)
Jesuit Conference, LOC-PNC Bank	0.140%	10/1/37	4,600,000	4,600,000	(a)(b)
Vestry Rock Creek Parish, LOC-PNC Bank N.A.	0.140%	11/1/37	3,185,000	3,185,000	(a)(b)
Washington Center for Internships and Academic Seminars, LOC-Branch Banking & Trust	0.150%	2/1/48	5,400,000	5,400,000	(a)(b)

Total District of Columbia				36,805,000

Florida - 3.9%
Broward County, FL, EFA Revenue, Nova Southeastern University Inc., LOC-Bank of America N.A.	0.130%	4/1/24	660,000	660,000	(a)(b)
Florida Housing Finance Corp., Multi-Family Mortgage Revenue, Cutler Riverside Preservation Apartments, FHLMC, LIQ-FHLMC	0.160%	6/1/48	5,300,000	5,300,000	(a)(b)(c)
Halifax, FL, Hospital Medical Center, LOC-JPMorgan Chase	0.150%	6/1/48	20,400,000	20,400,000	(a)(b)
Hillsborough County, FL, IDA Revenue, Independent Day School Project of Tampa, LOC-Bank of America N.A.	0.420%	9/1/26	400,000	400,000	(a)(b)
Marion County, FL, HFA Revenue, Paddock Apartments, Fannie Mae, LIQ-Fannie Mae	0.130%	10/15/32	1,180,000	1,180,000	(a)(b)
Martin County, FL, Health Facilities Authority, Hospital Revenue, Martin Memorial Medical Center, LOC-Wells Fargo Bank N.A.	0.130%	11/15/32	9,855,000	9,855,000	(a)(b)
North Broward, FL, Hospital District Revenue, NATL, LOC-Wells Fargo Bank N.A.	0.100%	1/15/27	6,900,000	6,900,000	(a)(b)
Orange County, FL, Housing Finance Authority, Walk Apartments LLC, FNMA, LIQ-FNMA	0.200%	6/1/25	5,100,000	5,100,000	(a)(b)
Palm Beach County, FL, HFA, MFH Revenue, Palm Gardens Apartments Project, LOC-Citibank N.A.	0.150%	9/15/44	700,000	700,000	(a)(b)(c)
Palm Beach County, FL, Revenue, Palm Beach Day Academy Project, LOC-Wells Fargo Bank N.A.	0.150%	1/1/37	5,000,000	5,000,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - continued
Pinellas County, FL, Health Facilities Authority Revenue, Health Systems Baycare, AGM, SPA-Morgan Stanley	0.220%	11/15/33	$28,595,000	$28,595,000	(a)(b)
Polk County, FL, School Board COP, Master Lease Program, LOC-Wells Fargo Bank N.A.	0.120%	1/1/28	17,000,000	17,000,000	(a)(b)

Total Florida				101,090,000

Georgia - 2.7%
Carroll County, GA, Development Authority Revenue, Royal Metal Productions Inc. Project, LOC-Branch Banking & Trust	0.220%	1/1/27	3,200,000	3,200,000	(a)(b)(c)
Coweta County, GA, Development Authority Revenue, W.Y. Newnan Holding LLC Project, LOC-Wells Fargo Bank N.A.	0.300%	4/1/32	4,540,000	4,540,000	(a)(b)(c)
De Kalb County, GA, Housing Authority, MFH Revenue, Friendly Heights LP, LOC-FHLMC	0.170%	5/1/34	6,860,000	6,860,000	(a)(b)(c)
Douglas County, GA, Development Authority, IDR, Pandosia LLC Project, LOC-Wells Fargo Bank N.A.	0.200%	12/1/27	3,900,000	3,900,000	(a)(b)(c)
Floyd County, GA, Development Authority Revenue:
Berry College Inc. Project, LOC-FHLB, SunTrust Bank	0.120%	8/1/22	5,260,000	5,260,000	(a)(b)
Berry College Inc., LOC-FHLB, SunTrust Bank	0.120%	6/1/38	6,295,000	6,295,000	(a)(b)
Fulton County, GA, Development Authority Revenue, Doris & Weber School Project, LOC-Branch Banking & Trust	0.150%	12/1/30	1,995,000	1,995,000	(a)(b)
Gainesville & Hall County, GA, Development Authority Revenue, Senior Living Facility, Lanier Village Estates Inc., Radian, LOC-Bank of America N.A., SPA-LaSalle Bank N.A.	0.100%	11/15/33	595,000	595,000	(a)(b)
Greene County, GA, Development Authority Sewer Facilities Revenue, Carey Station Welfare LLC Project, LOC-Wells Fargo Bank N.A.	0.300%	9/1/24	3,730,000	3,730,000	(a)(b)(c)
Gwinnett County, GA, Development Authority, IDR, Barco Inc. Project, LOC-Branch Banking & Trust	0.220%	11/1/20	8,675,000	8,675,000	(a)(b)(c)
Houston County, GA, Development Authority Sewer Facility Revenue, Perdue Farms Inc. Project, LOC-Rabobank Nederland	0.240%	1/1/18	5,350,000	5,350,000	(a)(b)(c)
Kennesaw, GA, Development Authority, MFH Revenue, Walton Ridenour Apartments LP, LOC-FHLB, SunTrust Bank	0.150%	4/1/37	4,800,000	4,800,000	(a)(b)(c)
Savannah, GA, EDA Revenue, Savannah Country Day School, LOC-Branch Banking & Trust	0.150%	5/1/32	300,000	300,000	(a)(b)
Stephens County, GA, Development Authority, IDR, CMC of Georgia Inc. Project, LOC-Branch Banking & Trust	0.220%	8/1/21	5,825,000	5,825,000	(a)(b)(c)
Thomasville, GA, Hospital Authority Revenue:
Anticipation CTFS, John Archbold Medical Center Inc., LOC-Branch Banking & Trust	0.150%	11/1/23	2,735,000	2,735,000	(a)(b)
Anticipation CTFS, John D Archbold Memorial Hospital, LOC-Branch Banking & Trust	0.150%	11/1/39	2,550,000	2,550,000	(a)(b)
Valdosta-Lowndes County, GA, IDA Revenue, Steeda Autosports Project, LOC-Bank of America N.A.	0.480%	2/1/29	3,800,000	3,800,000	(a)(b)(c)

Total Georgia				70,410,000

Illinois - 6.3%
Aurora, IL, Keson Industries Inc. Project, LOC-Harris Trust and Savings Bank	0.290%	7/1/26	1,895,000	1,895,000	(a)(b)(c)
Channahon, IL, Revenue, Morris Hospital, LOC-U.S. Bank N.A.	0.150%	12/1/34	3,000,000	3,000,000	(a)(b)
Chicago, IL, Board of Education, GO, LOC-U.S. Bank N.A.	0.110%	3/1/31	300,000	300,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - continued
Chicago, IL, GO, SPA-Banco Bilbao Vizcaya	0.300%	1/1/42	$49,100,000	$49,100,000	(a)(b)
Chicago, IL, Metropolitan Water Reclamation District, Greater Chicago, GO, Capital Improvement	4.000%	12/1/11	1,100,000	1,100,000
Chicago, IL, Midway Airport Revenue, LOC-Bank of Montreal	0.190%	1/1/35	5,675,000	5,675,000	(a)(b)(c)
Chicago, IL, Renaissance Center LP, LOC-Harris Trust and Savings Bank	0.290%	10/1/34	2,520,000	2,520,000	(a)(b)(c)
Chicago, IL, Sales Tax Revenue, SPA-JPMorgan Chase	0.110%	1/1/34	1,500,000	1,500,000	(a)(b)
Chicago, IL, Tax Increment Revenue, Tax Allocation Bonds, Near North Redevelopment Project, Senior Lien, LOC-Bank of New York	0.150%	1/1/19	20,165,000	20,165,000	(a)(b)
Cook County, IL, Catholic Theological University Project, LOC-Harris Trust and Savings Bank	0.160%	2/1/35	1,000,000	1,000,000	(a)(b)
Du Page County, IL, Revenue, Morton Arboretum Project, LOC-Bank of America N.A.	0.150%	10/15/38	750,000	750,000	(a)(b)
Illinois Development Finance Authority, IDR, Elite Manufacturing Tech Inc. Project, LOC-LaSalle Bank N.A.	0.480%	6/1/24	2,365,000	2,365,000	(a)(b)(c)
Illinois DFA:
Carmel High School Project, LOC-LaSalle Bank	0.210%	7/1/38	2,000,000	2,000,000	(a)(b)
Chicago Educational Television Association, LOC-LaSalle Bank N.A.	0.210%	11/1/14	1,000,000	1,000,000	(a)(b)
Glenwood School for Boys, LOC-Harris Bank	0.150%	2/1/33	4,500,000	4,500,000	(a)(b)
Illinois DFA, IDR, Profile Packaging Inc. Project, LOC-LaSalle Bank N.A.	0.570%	7/1/18	2,000,000	2,000,000	(a)(b)(c)
Illinois Finance Authority Revenue:
Illinois College, LOC-U.S. Bank	0.140%	10/1/30	6,935,000	6,935,000	(a)(b)
Lake Forest Country Day School, LOC-Northern Trust Co.	0.140%	7/1/35	4,000,000	4,000,000	(a)(b)
Murphy Machine Products Inc, LOC-Bank of America N.A.	0.300%	11/1/33	3,385,000	3,385,000	(a)(b)(c)
OSF Healthcare System, LOC-Wells Fargo Bank N.A.	0.090%	11/15/24	335,000	335,000	(a)(b)
University of Chicago Medical Center, LOC-Bank of America N.A.	0.090%	8/1/43	8,300,000	8,300,000	(a)(b)
University of Chicago Medical Center, LOC-Bank of America N.A.	0.120%	8/1/43	2,300,000	2,300,000	(a)(b)
University of Chicago Medical Center, LOC-Wells Fargo Bank N.A.	0.090%	8/1/44	6,115,000	6,115,000	(a)(b)
Illinois Finance Authority, MFH Revenue, Liberty Towers Associates, LOC-Harris N.A.	0.160%	10/1/39	5,010,000	5,010,000	(a)(b)
Illinois Health Facilities Authority Revenue, Revolving Fund Pooled, LOC-JPMorgan Chase	0.130%	8/1/15	3,200,000	3,200,000	(a)(b)
Illinois Housing Development Authority, MFH Revenue, Galesburg Towers Associates II, LOC-Harris N.A.	0.270%	12/1/35	3,800,000	3,800,000	(a)(b)(c)
Libertyville, IL, Industrial Revenue, Fabrication Technologies, LOC-LaSalle Bank N.A.	0.570%	12/1/28	1,840,000	1,840,000	(a)(b)(c)
University of Illinois, COP, PART, SPA-Bank of America	0.170%	8/15/21	18,485,000	18,485,000	(a)(b)

Total Illinois				162,575,000

Indiana - 2.5%
Fort Wayne, IN, Waterworks Utility Revenue, BAN	0.650%	2/8/12	9,840,000	9,840,000
Indiana Finance Authority Hospital Revenue, Floyd Memorial Hospital & Health Services, LOC-Branch Banking & Trust	0.150%	3/1/36	4,265,000	4,265,000	(a)(b)
Indiana Finance Authority, Solid Waste Disposal Revenue, New Holland Dairy Leasing, LOC-LaSalle Bank N.A.	0.480%	12/1/27	3,200,000	3,200,000	(a)(b)(c)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indiana - continued
Indiana Health Facilities Financing Authority, Hospital Revenue, Deaconess Hospital Obligation, LOC-Fifth Third Bank	0.130%	1/1/29	$10,100,000	$10,100,000	(a)(b)
Indiana State Finance Authority Revenue:
Lease Appropriation, SPA-JPMorgan Chase	0.120%	2/1/37	7,700,000	7,700,000	(a)(b)
Lease Appropriation, SPA-JPMorgan Chase	0.090%	2/1/39	11,100,000	11,100,000	(a)(b)
Marquette Project, LOC-Branch Banking & Trust	0.170%	3/1/39	9,900,000	9,900,000	(a)(b)
Indiana State Finance Authority, Environmental Revenue, Duke Energy Indiana Inc. Project, LOC-Bank of America N.A.	0.120%	10/1/40	2,100,000	2,100,000	(a)(b)
Indianapolis, IN, MFH Revenue, Washington Pointe LP Project, FNMA, LIQ-FNMA	0.150%	4/15/39	3,970,000	3,970,000	(a)(b)
Whitley County, IN, EDR, Micopulse Inc. Project, LOC-Wells Fargo Bank N.A.	0.300%	2/1/28	2,315,000	2,315,000	(a)(b)(c)

Total Indiana				64,490,000

Iowa - 0.4%
Iowa Finance Authority, IDR:
Embria Health Sciences Project, LOC-Wells Fargo Bank	0.300%	6/1/32	2,400,000	2,400,000	(a)(b)(c)
PowerFilm Inc. Project, LOC-Bank of America N.A.	0.480%	6/1/28	1,715,000	1,715,000	(a)(b)(c)
Iowa Finance Authority, MFH Revenue, Windsor on the River LLC, LOC-Wells Fargo Bank N.A.	0.170%	5/1/42	7,000,000	7,000,000	(a)(b)(c)
Iowa Higher Education Loan Authority Revenue, Private College, University of Dubuque, LOC-Northern Trust Co.	0.150%	4/1/35	320,000	320,000	(a)(b)

Total Iowa				11,435,000

Kansas - 0.1%
Olathe, KS, Health Facilities Revenue, Olathe Medical Center Inc., LOC-Bank of America N.A.	0.200%	9/1/35	3,500,000	3,500,000	(a)(b)

Kentucky - 1.6%
Boone County, KY, Industrial Building Revenue, Kiswel Inc. Project, LOC-Branch Banking & Trust	0.220%	5/1/27	5,985,000	5,985,000	(a)(b)(c)
Boyle County, KY, Hospital Revenue, Ephraim McDowell Health Project, LOC-Branch Banking & Trust	0.140%	4/1/36	4,800,000	4,800,000	(a)(b)
Carroll County, KY, Solid Waste Disposal Revenue, North American Stainless Project, LOC-PNC Bank N.A.	0.150%	1/1/31	4,400,000	4,400,000	(a)(b)(c)
Christian County, KY, Association of Counties Leasing Trust Lease Program, LOC-U.S. Bank N.A.	0.090%	6/1/38	4,335,000	4,335,000	(a)(b)
Christian County, KY, Association of County Leasing Trust Lease Program, LOC-U.S. Bank N.A	0.090%	4/1/37	4,355,000	4,355,000	(a)(b)
Kentucky Economic Development Finance Authority, Hospital Facilities Revenue:
Baptist Healthcare System, LOC-Branch Banking & Trust	0.140%	8/15/38	1,900,000	1,900,000	(a)(b)
Baptist Healthcare System, LOC-JPMorgan Chase	0.130%	8/15/38	3,330,000	3,330,000	(a)(b)
Richmond, KY, League of Cities Funding Trust, Lease Program Revenue, LOC-U.S. Bank	0.130%	3/1/36	8,390,000	8,390,000	(a)(b)
Trimble County, KY, Association of Counties Leasing Trust, Lease Program Revenue, LOC-U.S. Bank N.A.	0.090%	12/1/38	1,255,000	1,255,000	(a)(b)
Warren County, KY, Revenue, WKU Student Life Foundation Inc., LOC-JPMorgan Chase	0.150%	6/1/30	700,000	700,000	(a)(b)
Williamstown, KY, League of Cities Funding Trust Lease Revenue, LOC-U.S. Bank N.A.	0.130%	7/1/38	1,880,000	1,880,000	(a)(b)

Total Kentucky				41,330,000

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Louisiana - 4.3%
Louisiana Local Government Environmental Facilities & CDA Revenue, Healthcare Facilities Baton, LOC-LaSalle Bank	0.220%	11/1/37	$3,100,000	$3,100,000	(a)(b)
Louisiana PFA Revenue:
C-Port LLC Project, LOC-Bank of America N.A.	0.190%	10/1/28	4,800,000	4,800,000	(a)(b)
Tiger Athletic, LOC-Capital One N.A., FHLB	0.140%	9/2/33	19,960,000	19,960,000	(a)(b)
Tiger Athletic, LOC-Capital One N.A., FHLB	0.140%	9/2/39	5,215,000	5,215,000	(a)(b)
St. James Parish, LA, PCR, Texaco Inc. Project	0.060%	7/1/12	46,130,000	46,130,000	(a)(b)
St. James Parish, LA, Revenue, Nustar Logistics LP Project, LOC-JPMorgan Chase	0.130%	12/1/40	30,600,000	30,600,000	(a)(b)

Total Louisiana				109,805,000

Maryland - 1.1%
Baltimore County, MD, EDR, Republic Services Inc. Project, LOC-Bank of America	0.230%	9/1/20	4,120,000	4,120,000	(a)(b)(c)
Howard County, MD, Revenue, Glenelg Country School, LOC-PNC Bank N.A.	0.130%	7/1/26	2,780,000	2,780,000	(a)(b)
Maryland State EDC Revenue:
Santa Barbara Court LLC Project, LOC-PNC Bank N.A.	0.160%	4/1/26	4,000,000	4,000,000	(a)(b)(c)
Your Public Radio Corp. Project, LOC-PNC Bank	0.130%	11/15/22	4,460,000	4,460,000	(a)(b)
Maryland State Health & Higher EFA Revenue:
University of Maryland Medical System, LOC-SunTrust Bank	0.080%	7/1/41	600,000	600,000	(a)(b)
Upper Chesapeake Medical Center Inc., LOC-Branch Banking & Trust	0.110%	1/1/43	2,090,000	2,090,000	(a)(b)
Washington County, MD, EDR, St. James School Project, LOC-PNC Bank NA	0.140%	11/1/29	2,100,000	2,100,000	(a)(b)
Washington Suburban Sanitation District, MD, GO:
BAN, SPA-Helaba	0.210%	6/1/23	3,200,000	3,200,000	(a)(b)
BAN, SPA-Landesbank Hessen-Thuringen	0.210%	6/1/23	5,100,000	5,100,000	(a)(b)

Total Maryland				28,450,000

Massachusetts - 2.7%
Amesbury, MA, GO, BAN	1.250%	12/16/11	2,000,000	2,000,277
Holyoke, MA, GO, BAN	1.250%	2/24/12	3,392,100	3,395,070
Lawrence, MA, GO:
BAN	1.250%	12/1/11	3,900,000	3,900,000
BAN	1.500%	12/1/11	2,234,350	2,234,350
BAN	1.500%	9/1/12	3,000,000	3,007,348
Malden, MA, GO, BAN	1.000%	12/16/11	3,540,870	3,541,462
Massachusetts Development Finance Agency, Assumption College, LOC-Sovereign Bank FSB, LOC-Banco Santander PR	0.360%	3/1/32	8,100,000	8,100,000	(a)(b)
Massachusetts State DFA, ISO New England Inc., LOC-Key Bank N.A.	0.090%	2/1/32	4,065,000	4,065,000	(a)(b)
Massachusetts State DFA Revenue:
Eaglebrook School, LOC-Bank of America N.A.	0.170%	5/1/37	2,685,000	2,685,000	(a)(b)
Horner Millwork Corp., LOC-Bank of America	0.550%	3/1/27	1,410,000	1,410,000	(a)(b)(c)
Judge Rotenburg Educational Center, LOC-Fleet National Bank, Bank of America N.A.	0.170%	6/1/23	100,000	100,000	(a)(b)
Marine Biological Laboratory, LOC-JPMorgan Chase	0.130%	10/1/36	740,000	740,000	(a)(b)
Smith College	0.100%	7/1/29	100,000	100,000	(a)(b)
Thayer Academy, Assured Guaranty, SPA-TD Bank N.A.	0.130%	7/1/37	5,100,000	5,100,000	(a)(b)
Wentworth Institute of Technology, LOC-JPMorgan Chase	0.130%	10/1/33	965,000	965,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - continued
Massachusetts State DFA, MFH, Archstone Readstone, LOC-Bank of America N.A.	0.170%	12/1/37	$2,350,000	$2,350,000	(a)(b)(c)
Massachusetts State HEFA Revenue:
Baystate Medical Center Inc., LOC-JPMorgan Chase	0.110%	7/1/44	490,000	490,000	(a)(b)
Children’s Hospital Corp., LOC-JPMorgan Chase	0.120%	10/1/49	1,300,000	1,300,000	(a)(b)
Fairview Extended, LOC-Bank of America	0.220%	1/1/27	1,035,000	1,035,000	(a)(b)
Harvard University	0.050%	11/1/49	3,360,000	3,360,000	(a)(b)
Museum of Fine Arts, SPA-Bank of America N.A.	0.120%	12/1/37	100,000	100,000	(a)(b)
Partners Healthcare Systems, SPA-JPMorgan Chase	0.080%	7/1/27	11,900,000	11,900,000	(a)(b)
Pool Loan Program, LOC-TD Banknorth N.A.	0.150%	2/1/38	200,000	200,000	(a)(b)
Massachusetts State, GO, SPA-Landesbank Hessen-Thuringen	0.240%	1/1/21	2,000,000	2,000,000	(a)(b)
Newburyport, MA, GO, BAN	1.500%	1/20/12	766,000	766,749
Pittsfield, MA, GO, BAN	1.250%	1/27/12	3,791,067	3,793,062

Total Massachusetts				68,638,318

Michigan - 1.8%
Michigan State Housing Development Authority, SPA-KBC Bank N.V.	1.750%	12/1/38	40,000,000	40,000,000	(a)(b)(c)
Michigan State Strategic Fund Limited Obligation Revenue, Transnav Technologies Inc., LOC-LaSalle Bank Midwest	0.480%	12/1/27	3,955,000	3,955,000	(a)(b)(c)
Michigan State Strategic Fund Ltd. Obligation Revenue, Kroger Co. Recovery Zone, LOC-Bank of Tokyo-Mitsubishi UFJ	0.140%	1/1/26	3,000,000	3,000,000	(a)(b)

Total Michigan				46,955,000

Minnesota - 0.1%
Richfield, MN, MFH Revenue, Woodlake Richfield Apartments Project, LOC-Wells Fargo Bank N.A.	0.150%	10/1/53	3,400,000	3,400,000	(a)(b)

Mississippi - 0.7%
Mississippi Business Finance Commission Gulf Opportunity Zone, Chevron U.S.A. Inc.	0.060%	11/1/35	7,260,000	7,260,000	(a)(b)
Mississippi Business Finance Corp., Gulf Opportunity Zone, Revenue, Petal Gas Storage LLC, LOC-SunTrust Bank	0.260%	8/1/34	10,000,000	10,000,000	(a)(b)
Mississippi Business Finance Corp., IDR, Central Mississippi Banking Co. LLP, LOC-Bank of America N.A.	0.480%	11/1/25	640,000	640,000	(a)(b)(c)

Total Mississippi				17,900,000

Missouri - 1.6%
Kansas City, MO, IDA Revenue, Ewing Marion Kauffman	0.150%	4/1/27	3,800,000	3,800,000	(a)(b)
Missouri State HEFA Revenue:
Bethesda Health Group Inc., LOC-U.S. Bank N.A.	0.150%	8/1/41	1,975,000	1,975,000	(a)(b)
BJC Health Systems, SPA-Bank of Nova Scotia & JPMorgan Chase	0.070%	5/15/34	24,200,000	24,200,000	(a)(b)
Missouri State HEFA, Educational Facilities Revenue, St. Louis Priory School Project, LOC-U.S. Bank N.A.	0.250%	2/1/33	1,200,000	1,200,000	(a)(b)
Missouri State HEFA, Washington University, SPA-JPMorgan Chase	0.060%	2/15/33	100,000	100,000	(a)(b)
Springfield, MO, IDA Revenue, McIntosh Holdings LLC Project, LOC-U.S. Bank N.A.	0.190%	9/1/26	1,925,000	1,925,000	(a)(b)(c)
University of Missouri, University Revenues:
System Facilities	0.070%	11/1/30	1,600,000	1,600,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Missouri - continued
System Facilities	0.070%	11/1/31	$785,000	$785,000	(a)(b)
Washington, MO, Industrial Revenue, Pauwels Transformers Inc. Project, LOC-Bank of America N.A.	0.420%	12/1/28	6,000,000	6,000,000	(a)(b)(c)

Total Missouri				41,585,000

Nevada - 0.3%
Clark County, NV, Airport Revenue, LOC-Royal Bank of Canada	0.130%	7/1/22	4,500,000	4,500,000	(a)(b)(c)
Truckee Meadows, NV, Water Authority Revenue, TECP, LOC-Lloyds TSB Bank PLC	0.190%	12/5/11	2,500,000	2,500,000

Total Nevada				7,000,000

New Hampshire - 0.7%
New Hampshire State Business Finance Authority:
Lonza Biologies Inc. Project, LOC-Landesbank Hessen-Thuringen	0.440%	11/1/22	14,000,000	14,000,000	(a)(b)(c)
Luminescent Systems Inc., LOC-HSBC Holding PLC	0.400%	6/1/18	1,200,000	1,200,000	(a)(b)(c)
New Hampshire State Business Finance Authority Revenue, The Mark H. Wentworth Home, LOC-TD Banknorth N.A.	0.100%	12/1/36	1,900,000	1,900,000	(a)(b)

Total New Hampshire				17,100,000

New Jersey - 3.9%
Camden County, NJ, Improvement Authority Revenue, County Guaranteed Loan Notes, Capital Program	1.500%	12/28/11	3,300,000	3,302,110
Clifton, NJ, GO, BAN	1.000%	10/25/12	2,768,000	2,776,658
Elizabeth, NJ, GO, BAN	1.500%	4/13/12	2,000,000	2,002,673
Fair Lawn, NJ, GO, BAN	1.000%	9/21/12	4,400,000	4,419,772
Franklin Lakes, NJ, GO, BAN	1.000%	10/26/12	2,380,625	2,392,592
Garfield, NJ, GO, BAN	1.250%	12/7/12	3,500,000	3,513,160	(e)
Hudson County, NJ, Improvement Authority, County-GTD Pooled Notes	2.000%	1/9/12	17,562,500	17,583,895
Hudson County, NJ, Improvement Authority Revenue, County-GTD Pooled Notes	2.000%	8/17/12	14,360,000	14,491,642
Livingston Township, NJ, GO, BAN	1.000%	1/19/12	13,200,000	13,206,859
Montclair Township, NJ, GO, BAN	1.250%	12/15/11	7,669,000	7,669,611
New Jersey EDA, EDR, Passaic Hebrew Institute, LOC-Sovereign Bank FSB & Banco Santander SA	0.280%	3/1/36	4,000,000	4,000,000	(a)(b)
New Jersey EDA, Gas Facilities Revenue, Pivotal Utility Holdings Project, LOC-Bank of Tokyo-Mitsubishi UFJ	0.080%	10/1/22	7,000,000	7,000,000	(a)(b)
Pompton Lakes Borough, NJ, GO, BAN	1.250%	1/20/12	1,899,000	1,899,949
River Vale, NJ, GO, BAN	1.000%	8/15/12	1,650,000	1,654,618
South Orange Village Township, NJ, GO:
BAN	2.000%	1/31/12	5,830,000	5,843,621
BAN	2.000%	9/7/12	2,515,000	2,540,887
Verona Township, NJ, GO:
BAN	1.000%	12/14/11	2,179,000	2,179,262
BAN	1.000%	8/10/12	3,762,000	3,772,326

Total New Jersey				100,249,635

New York - 14.7%
Arlington, NY, CSD, GO, BAN	1.000%	11/16/12	3,655,800	3,672,534
Berne-Knox-Westerlo, NY, CSD, GO, BAN	1.000%	12/30/11	3,500,000	3,500,495
Brookhaven, NY, GO, BAN	1.000%	9/28/12	24,200,000	24,311,223
Canandaigua, NY, City School District, GO, BAN	0.750%	6/21/12	5,580,000	5,581,984
Canandaigua, NY, GO, BAN	1.000%	12/30/11	2,800,000	2,801,189
Carmel, NY, GO, BAN	1.000%	10/12/12	2,400,000	2,408,644
Clarence, NY, GO, BAN	1.000%	7/26/12	5,390,000	5,406,035

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - continued
Dunkirk, NY, GO, BAN	1.500%	3/29/12	$3,600,000	$3,605,329
East Irondequoit, NY, CSD, GO, BAN	0.750%	6/19/12	20,200,000	20,206,284
East Ramapo, NY, CSD, GO:
BAN	1.250%	6/15/12	8,545,000	8,575,615
TAN	1.250%	6/15/12	3,500,000	3,512,545
Gates Chili, NY, CSD, GO, BAN	0.750%	6/29/12	4,600,000	4,601,618
Guilderland, NY, CSD, GO, BAN	1.000%	7/19/12	1,534,918	1,538,571
Hamburg Village, NY, GO, BAN	1.000%	7/19/12	2,250,000	2,253,370
Iroquois, NY, CSD, GO, BAN	0.750%	6/26/12	7,265,000	7,269,187
Jordan-Elbridge, NY, CSD, GO, BAN	1.000%	7/27/12	5,000,000	5,002,783
Katonah-Lewisboro, NY, Union Free School District, GO, BAN	1.000%	7/13/12	1,120,000	1,121,229
Kings Point, NY, GO, BAN	1.000%	8/3/12	1,975,000	1,982,654
Lancaster, NY, CSD, GO, BAN	1.000%	6/15/12	9,100,000	9,128,273
Locust Valley, NY, CSD, GO, TAN	1.000%	6/21/12	3,100,000	3,109,924
Middletown, NY, GO, BAN	1.500%	2/23/12	2,000,000	2,002,086
MTA, NY, Revenue, Transportation, LOC-Landesbank Hessen-Thuringen	0.210%	11/1/35	300,000	300,000	(a)(b)
Nassau County, NY, IDA, Civic Facility Revenue, Cold Spring Harbour Laboratory, SPA-JPMorgan Chase	0.090%	1/1/42	4,300,000	4,300,000	(a)(b)
New York City, NY, GO:
AGM, SPA-State Street Bank & Trust Co.	0.070%	8/1/23	1,600,000	1,600,000	(a)(b)
SPA-Calyon Bank	0.310%	12/1/32	800,000	800,000	(a)(b)
SPA-Wells Fargo Bank N.A.	0.070%	4/1/32	810,000	810,000	(a)(b)
New York City, NY, Health & Hospital Corp. Revenue, LOC-JPMorgan Chase	0.100%	2/15/26	1,600,000	1,600,000	(a)(b)
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Jewish Board of Family and Children’s Services Inc., LOC-TD Bank N.A.	0.080%	7/1/25	12,340,000	12,340,000	(a)(b)
New York City, NY, MFA, Water & Sewer System Revenue, Second General Resolution Fiscal 2008, SPA-Fortis Bank SA	0.170%	6/15/34	5,100,000	5,100,000	(a)(b)
New York City, NY, Municipal Finance Authority, Water & Sewer System Revenue, SPA-Bank of America N.A.	0.060%	6/15/33	3,350,000	3,350,000	(a)(b)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution, SPA-Bank of Nova Scotia	0.080%	6/15/38	1,800,000	1,800,000	(a)(b)
Second General Resolution, SPA-Fortis Bank S.A.	0.060%	6/15/36	58,865,000	58,865,000	(a)(b)
SPA-Landesbank Hessen-Thuringen	0.210%	6/15/39	6,400,000	6,400,000	(a)(b)
New York City, NY, TFA, New York City Recovery Project Revenue, Subordinated, LIQ-JPMorgan Chase	0.110%	11/1/22	1,495,000	1,495,000	(a)(b)
New York City, NY, Trust for Cultural Resources Revenue, American Museum of Natural History, SPA-Bank of America N.A.	0.130%	4/1/27	200,000	200,000	(a)(b)
New York State Dormitory Authority Revenue:
Non-State Supported Debt, Oxford University Press Inc., LOC-Barclays Bank PLC	0.120%	7/1/23	1,525,000	1,525,000	(a)(b)
State Supported Debt, City University of New York, LOC-TD Bank N.A.	0.090%	7/1/31	5,800,000	5,800,000	(a)(b)
New York State Housing Finance Agency Revenue:
350 West 43rd Street Housing, LOC-Landesbank Hessen-Thuringen	0.500%	11/1/34	22,000,000	22,000,000	(a)(b)(c)
West 37th Street, LOC-Landesbank Hessen-Thuringen	0.500%	5/1/42	16,700,000	16,700,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - continued
New York, NY, GO:
LOC-Landesbank Hessen-Thuringen	0.200%	2/15/20	$14,000,000	$14,000,000	(a)(b)
SPA-Landesbank Hessen-Thuringen	0.180%	8/15/23	2,000,000	2,000,000	(a)(b)
North Salem, NY, CSD, GO, BAN	1.100%	6/22/12	700,000	700,297
Orchard Park Town, NY, GO, BAN	1.000%	10/25/12	3,700,000	3,715,200
Oyster Bay, NY, GO, BAN	3.000%	8/10/12	43,700,000	44,452,009
Oyster Bay-East Norwich, NY, CDS, GO, TAN	1.000%	6/22/12	2,300,000	2,306,767
Sewanhaka, NY, Central High School District of Elmont, GO, TAN	1.000%	6/22/12	4,650,000	4,664,488
Suffolk County, NY, Water Authority, BAN, SPA-Bank of Nova Scotia	0.060%	1/15/13	700,000	700,000	(a)(b)
Syracuse, NY, Industrial Development Agency, Civic
Facility Revenue:
Syracuse University Project, LOC-JPMorgan Chase	0.070%	7/1/37	1,200,000	1,200,000	(a)(b)
Syracuse University Project, LOC-JPMorgan Chase	0.070%	12/1/37	1,600,000	1,600,000	(a)(b)
Taconic Hills, NY, School District at Craryville, GO, BAN	1.000%	7/6/12	3,200,000	3,206,040
Tarrytowns, NY, Union Free School District, GO:
BAN	1.000%	2/17/12	6,145,000	6,149,951
BAN	1.000%	8/10/12	7,000,000	7,026,977
Tonawanda Town, NY, GO, BAN	1.000%	9/6/12	6,700,000	6,723,450
Triborough Bridge & Tunnel Authority, NY, Revenue, LOC-State Street Bank & Trust Co.	0.080%	1/1/32	905,000	905,000	(a)(b)
Triborough Bridge & Tunnel Authority, NY,
Revenues:
Refunding, SPA-Bank of America N.A.	0.160%	1/1/32	1,000,000	1,000,000	(a)(b)
SPA-JPMorgan Chase	0.110%	1/1/32	300,000	300,000	(a)(b)
Tuckahoe, NY, Common School District Southampton, GO, TAN	1.000%	6/27/12	2,300,000	2,305,761
Union Endicott, NY, CSD, GO, BAN	1.000%	6/28/12	1,550,000	1,553,175
Valhalla, NY, UFSD, GO, TAN	1.000%	2/15/12	2,100,000	2,102,231
West Seneca, NY, GO, BAN	1.000%	12/21/11	2,858,000	2,858,481
Yorktown, NY, CSD, GO, BAN	1.250%	6/29/12	1,100,000	1,103,082

Total New York				377,149,481

North Carolina - 4.1%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Carolinas Healthcare System, LOC-U.S. Bank N.A.	0.060%	1/15/26	2,200,000	2,200,000	(a)(b)
Guilford County, NC, GO, Public Improvement	5.000%	2/1/12	1,400,000	1,411,226
Mecklenburg County, NC, COP, SPA-Branch Banking and Trust	0.150%	2/1/26	900,000	900,000	(a)(b)
Mecklenburg County, NC, GO, SPA-Landesbank Hessen	0.150%	2/1/24	25,630,000	25,630,000	(a)(b)
North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue Guilford College Project, LOC-Branch Banking & Trust	0.150%	5/1/24	3,415,000	3,415,000	(a)(b)
North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue, High Point University Project, LOC-Branch Banking & Trust	0.150%	5/1/30	1,550,000	1,550,000	(a)(b)
North Carolina Capital Facilities Finance Agency, Student Revenue, UNCP University Foundation Inc., LOC-Wells Fargo Bank N.A.	0.150%	7/1/31	1,000,000	1,000,000	(a)(b)
North Carolina Medical Care Commission, Southeastern Regional Medical Center, LOC-BB&T Corp.	0.150%	6/1/37	2,500,000	2,500,000	(a)(b)
North Carolina Medical Care Commission, Health Care Facilities Revenue, University Health Systems of Eastern Carolina Inc., LOC-Branch Banking & Trust	0.120%	12/1/36	3,700,000	3,700,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina - continued
North Carolina Medical Care Community, Health Care Facilities Revenue, First Mortgage Deerfield, LOC-Branch Banking & Trust	0.150%	11/1/38	$5,000,000	$5,000,000	(a)(b)
North Carolina State Medical Care Commission Health Care Facilities Revenue, Southminster Inc., LOC-Sovereign Bank FSB & Banco Santander SA	0.310%	10/1/15	2,725,000	2,725,000	(a)(b)
North Carolina State Ports Authority Facilities Revenue, LOC-Branch Banking & Trust	0.150%	6/1/36	3,900,000	3,900,000	(a)(b)
Raleigh, NC, Combined Enterprise System Revenue, SPA-Wells Fargo Bank N.A.	0.090%	3/1/35	200,000	200,000	(a)(b)
Raleigh, NC, COP, Downtown Improvement Project, SPA-Wells Fargo Bank N.A.	0.090%	2/1/34	25,000,000	25,000,000	(a)(b)
Union County, NC, GO, SPA-Dexia Credit Local	0.110%	3/1/33	1,865,000	1,865,000	(a)(b)
Winston-Salem, NC, Water & Sewer Systems Revenue, SPA-KBC Bank N.V.	0.800%	6/1/37	25,000,000	25,000,000	(a)(b)

Total North Carolina				105,996,226

Ohio - 1.9%
Akron, OH, GO, BAN	1.125%	12/8/11	3,400,000	3,400,340
County of Montgomery, OH, Revenue, Miami Valley Hospital, SPA-Wells Fargo Bank N.A.	0.070%	11/15/39	4,000,000	4,000,000	(a)(b)
Montgomery County, OH, Revenue:
Miami Valley Hospital	0.100%	11/15/45	12,700,000	12,700,000	(a)(b)
Miami Valley Hospital, SPA-Barclays Bank PLC	0.100%	11/15/39	1,250,000	1,250,000	(a)(b)
Miami Valley Hospital, SPA-JPMorgan Chase	0.070%	11/15/45	5,800,000	5,800,000	(a)(b)
Ohio Housing Finance Agency, Mortgage Revenue, Residential Mortgage, GNMA, FNMA, SPA-KBC Bank N.V.	0.940%	9/1/38	9,575,000	9,575,000	(a)(b)(c)
Ohio State Higher Educational Facilities, Marietta College Project, LOC-JPMorgan Chase	0.140%	12/1/24	5,865,000	5,865,000	(a)(b)
Ohio State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, LIQ-KBC Bank N.V.	0.900%	9/1/32	4,900,000	4,900,000	(a)(b)
Ohio State Water Nuclear Development Authority, PCR, Firstenergy Nuclear Project, LOC-Wells Fargo Bank N.A.	0.120%	12/1/33	1,900,000	1,900,000	(a)(b)

Total Ohio				49,390,340

Oregon - 1.3%
Oregon State Department of Administrative Services, COP	4.000%	5/1/12	950,000	963,666
Oregon State Housing & Community Services, Department Mortgage Revenue, Single-Family Mortgage Program, SPA-KBC Bank N.V.	0.950%	7/1/38	8,000,000	8,000,000	(a)(b)(c)
Salem, OR, Hospital Facilities Authority Revenue:
Capital Manor Inc. Project, LOC-Bank of America	0.220%	5/1/37	3,900,000	3,900,000	(a)(b)
Capital Manor Inc. Project, LOC-Bank of America N.A.	0.220%	5/1/34	8,510,000	8,510,000	(a)(b)
Washington County, OR, Housing Authority Revenue, Refunding-Bethany Meadows II Project, LOC-U.S. Bank N.A.	0.300%	9/1/27	4,540,000	4,540,000	(a)(b)(c)
Yamhill County, OR, Hospital Authority Revenue, Friendsview Community, LOC-US Bank N.A.	0.150%	12/1/34	6,300,000	6,300,000	(a)(b)

Total Oregon				32,213,666

Pennsylvania - 5.1%
Allegheny County, PA, Higher Education Building Authority, University Revenue, Carnegie Mellon University, SPA-Bank of New York	0.090%	12/1/37	13,500,000	13,500,000	(a)(b)
Butler County, PA, General Authority Revenue, GO, Canon-Mcmillan School District Project, AGM, SPA-PNC Bank N.A.	0.180%	12/1/33	8,200,000	8,200,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - continued
Central Dauphin, PA, School District, GO	2.000%	12/1/11	$1,175,000	$1,175,000
Cumberland County, PA, Municipal Authority Revenue, Asbury Obligated Group, LOC-KBC Bank N.V.	0.660%	1/1/41	800,000	800,000	(a)(b)
Delaware County, PA, Authority Hospital Revenue, Crozer-Chester Medical Center, LOC-Wells Fargo Bank N.A.	0.150%	12/15/31	5,035,000	5,035,000	(a)(b)
Emmaus, PA, General Authority Revenue:
Local Government, LOC-U.S. Bank N.A.	0.120%	3/1/24	1,400,000	1,400,000	(a)(b)
Local Government, LOC-U.S. Bank N.A.	0.120%	3/1/24	1,200,000	1,200,000	(a)(b)
Geisinger Authority, PA, Health System Revenue, Geisinger Health System, SPA-PNC Bank N.A.	0.070%	8/1/28	7,000,000	7,000,000	(a)(b)
Lancaster County, PA, Hospital Authority Revenue, Masonic Homes Project, LOC-JPMorgan Chase	0.120%	7/1/34	1,980,000	1,980,000	(a)(b)
Lancaster, PA, IDA Revenue, Hospice Lancaster County Project, LOC-PNC Bank N.A.	0.140%	7/1/37	11,455,000	11,455,000	(a)(b)
Luzerne County, PA, IDA, Lease Revenue, GTD, LOC-PNC Bank N.A.	0.140%	11/1/26	8,000,000	8,000,000	(a)(b)
Montgomery County, PA , GO, SPA-PNC Bank N.A.	0.090%	8/15/24	15,095,000	15,095,000	(a)(b)
Montgomery County, PA, IDA Revenue, LaSalle College, LOC-PNC Bank N.A.	0.130%	11/1/37	1,500,000	1,500,000	(a)(b)
Pennsylvania Economic Development Financing Authority Revenue, LOC-PNC Bank N.A.	0.180%	12/1/13	1,700,000	1,700,000	(a)(b)(c)
Pennsylvania State Higher EFA Revenue, Multi-Modal, Drexel University, LOC-Wells Fargo Bank N.A.	0.150%	5/1/37	14,590,000	14,590,000	(a)(b)
Pennsylvania State Turnpike Commission, Registration Fee Revenue, Refunding, AGM, SPA-JPMorgan Chase	0.140%	7/15/41	3,975,000	3,975,000	(a)(b)
Philadelphia, PA, Authority For Industrial Development, Gift of Life Donor Programme Project, LOC-Commerce Bank N.A.	0.110%	12/1/34	2,700,000	2,700,000	(a)(b)
Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority, AGM, SPA-PNC Bank	0.160%	11/1/38	26,255,000	26,255,000	(a)(b)
State Public School Building Authority, Albert Gallatin Area Schools, AGM, SPA-PNC Bank	0.200%	9/1/24	4,500,000	4,500,000	(a)(b)

Total Pennsylvania				130,060,000

Puerto Rico - 0.1%
Commonwealth of Puerto Rico, GO, Public Improvement, AGM, SPA-JPMorgan Chase	0.120%	7/1/29	3,450,000	3,450,000	(a)(b)

South Carolina - 1.9%
Florence County, SC, Hospital Revenue, McLeod Regional Medical Center of The Pee Dee Inc., LOC-Wells Fargo Bank N.A.	0.200%	11/1/40	5,100,000	5,100,000	(a)(b)
Lexington, SC, GO, BAN	1.500%	6/29/12	1,000,000	1,004,289
Piedmont, SC, Municipal Power Agency Electric Revenue, LOC-TD Bank N.A.	0.100%	1/1/34	8,500,000	8,500,000	(a)(b)
Rock Hill, SC, Utility System Revenue:
AGM, SPA-Wells Fargo Bank N.A.	0.120%	1/1/25	8,955,000	8,955,000	(a)(b)
RAN	1.250%	12/16/11	8,650,000	8,651,550
South Carolina Jobs EDA Revenue:
Ashley Hall Foundation Project, LOC-Bank of America N.A.	0.220%	12/1/36	2,000,000	2,000,000	(a)(b)
Southeastern Fly Ash Co. Inc. Project, LOC-Wells Fargo Bank N.A.	0.200%	1/1/14	3,000,000	3,000,000	(a)(b)(c)
South Carolina Jobs EDA, IDR, South Carolina Electric & Gas Co., LOC-Branch Banking & Trust	0.190%	12/1/38	7,000,000	7,000,000	(a)(b)(c)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
South Carolina - continued
South Carolina, EFA, Private Non-Profit Institutions, Newberry College, LOC-Branch Banking & Trust	0.150%	6/1/35	$3,250,000	$3,250,000	(a)(b)

Total South Carolina				47,460,839

South Dakota - 0.2%
South Dakota Housing Development Authority, Homeownership Mortgage, SPA-Landesbank Hessen-Thuringen	0.230%	5/1/32	5,000,000	5,000,000	(a)(b)
Tennessee - 0.7%
Blount County, TN, Public Building Authority:
Local Government Public Improvement, LOC-Branch Banking & Trust	0.130%	6/1/37	2,500,000	2,500,000	(a)(b)
Local Government Public Improvement, LOC-Branch Banking & Trust	0.130%	6/1/39	5,400,000	5,400,000	(a)(b)
Chattanooga, TN, Health Educational & Housing Facility Board Revenue, Southern Adventist University, LOC-Bank of America N.A.	0.260%	12/1/30	4,340,000	4,340,000	(a)(b)
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Revenue Old Hickory Towers, LOC-Wells Fargo Bank N.A.	0.160%	1/1/30	4,596,000	4,596,000	(a)(b)(c)

Total Tennessee				16,836,000

Texas - 7.7%
Austin, TX, Airport Systems Revenue, AGM, LOC-KBC Bank N.V.	0.340%	11/15/25	350,000	350,000	(a)(b)(c)
Dickinson, TX, ISD, GO, PSF, SPA-JPMorgan Chase	0.500%	8/1/12	3,700,000	3,700,000	(d)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Methodist Hospital	0.070%	12/1/27	5,100,000	5,100,000	(a)(b)
Harris County, TX, Cultural Educational Facilities Finance Corp., TECP, Methodist Hospital System	0.380%	2/2/12	23,700,000	23,700,000
Harris County, TX, Health Facilities Development Corp. Revenue, Methodist Hospital System	0.070%	12/1/41	3,800,000	3,800,000	(a)(b)
Houston, TX, Higher Education Finance Corp. Revenue, William Marsh Rice University Project	0.050%	5/15/48	22,900,000	22,900,000	(a)(b)
Houston, TX, Higher Education Finance Corp., TECP	0.180%	12/1/11	7,000,000	7,000,000
Lower Neches Valley Authority, TX, Industrial Development Corp., Exempt Facilities Revenue, Exxon Mobil Project	0.070%	11/1/29	155,000	155,000	(a)(b)(c)
North Texas Tollway Authority Revenue, LOC-Morgan Stanley	0.100%	1/1/51	7,400,000	7,400,000	(a)(b)
San Antonio, TX, IDA, IDR, Tindall Corp. Project, LOC-Wells Fargo Bank N.A.	0.200%	1/1/29	4,250,000	4,250,000	(a)(b)(c)
Texas State Transportation Commission Revenue, First Tier, SPA-Banco Bilbao Vizcaya	0.500%	4/1/26	45,500,000	45,500,000	(a)(b)
Trinity River Authority, TX, Solid Waste Disposal Revenue, Community Waste Disposal Project, LOC-Wells Fargo Bank N.A.	0.200%	5/1/26	10,750,000	10,750,000	(a)(b)(c)
Tyler, TX, Health Facilities Development Corp., Hospital Revenue, Mother Frances Hospital, LOC-Bank of America	0.260%	7/1/20	800,000	800,000	(a)(b)
University of North Texas, TECP	0.200%	1/13/12	33,305,000	33,305,000
University of North Texas, TECP	0.200%	1/13/12	11,505,000	11,505,000
University of North Texas, TECP	0.200%	2/14/12	14,025,000	14,025,000
Weslaco, TX, Health Facilities Development Corp., Knapp Medical Center, LOC-Compass Bank	0.810%	6/1/31	2,300,000	2,300,000	(a)(b)

Total Texas				196,540,000

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Utah - 1.0%
Central Utah Water Conservancy District, SPA-Landesbank Hessen-Thuringen	0.190%	4/1/34	$19,900,000	$19,900,000	(a)(b)
Utah Transit Authority, Sales Tax Revenue, LOC-Fortis Bank SA	0.190%	6/15/36	5,100,000	5,100,000	(a)(b)

Total Utah				25,000,000

Virginia - 2.8%
Albemarle County, VA, EDA, Hospital Revenue:
Martha Jefferson Hospital, LOC-Branch Banking & Trust	0.130%	10/1/48	3,800,000	3,800,000	(a)(b)
Martha Jefferson Hospital, LOC-Wells Fargo Bank N.A.	0.120%	10/1/48	6,800,000	6,800,000	(a)(b)
Martha Jefferson Hospital, LOC-Wells Fargo Bank N.A.	0.120%	10/1/48	200,000	200,000	(a)(b)
Caroline County, VA, IDA, EDR:
Meadow Event Park, LOC-AgFirst Farm Credit Bank	0.190%	12/1/37	9,100,000	9,100,000	(a)(b)
Meadow Event Park, LOC-AgFirst Farm Credit Bank	0.190%	12/1/37	5,865,000	5,865,000	(a)(b)
Chesterfield County, VA, GO, Public Improvement	3.500%	1/1/12	300,000	300,824
Fauquier County, VA, IDA Revenue, Highland School Project, LOC-Branch Banking & Trust	0.150%	12/1/33	4,250,000	4,250,000	(a)(b)
Lynchburg, VA, IDA Revenue:
Centra Health Inc., NATL, LOC-Branch Banking & Trust	0.150%	1/1/35	5,400,000	5,400,000	(a)(b)
Central Health, NATL, LOC-Branch Banking & Trust	0.150%	1/1/35	2,700,000	2,700,000	(a)(b)
Roanoke, VA, IDA, Hospital Revenue, Carilion Health Systems, AGM, SPA-Wells Fargo Bank N.A.	0.120%	7/1/36	9,300,000	9,300,000	(a)(b)
Virginia Beach, VA, GO, Public Improvement	5.000%	1/15/12	1,850,000	1,860,911
Virginia College Building Authority, VA, Various Shenandoah University Projects, LOC-Branch Banking & Trust	0.100%	11/1/36	2,550,000	2,550,000	(a)(b)
Virginia College Building Authority, VA, Educational Facilities Revenue:
21st Century College, SPA-Wells Fargo Bank N.A.	0.120%	2/1/26	7,325,000	7,325,000	(a)(b)
21st Century College, SPA-Wells Fargo Bank N.A.	0.120%	2/1/26	100,000	100,000	(a)(b)
21st Century College, SPA-Wells Fargo Bank N.A. Refunding, University Richmond Project, SPA-SunTrust Bank	0.120%	11/1/36	3,700,000	3,700,000	(a)(b)
Virginia Commonwealth University, Health System Authority Revenue, AMBAC, LOC-Wells Fargo Bank N.A.	0.120%	7/1/30	7,700,000	7,700,000	(a)(b)

Total Virginia				70,951,735

Washington - 2.2%
King County, WA, Housing Authority Revenue:
Greenbridge Redevelopment, Salmon, LOC-Bank of America N.A.	0.200%	12/1/42	4,205,000	4,205,000	(a)(b)(c)
Landmark Apartments Project, LOC-Bank of America N.A.	0.190%	7/1/42	16,700,000	16,700,000	(a)(b)
King County, WA, Sewer Revenue, Junior Lien, LOC-Landesbank Hessen-Thuringen	0.220%	1/1/32	400,000	400,000	(a)(b)
Olympia, WA, EDA, Spring Air Northwest Project, LOC-U.S. Bank	0.180%	11/1/23	1,245,000	1,245,000	(a)(b)(c)
Vancouver, WA, Housing Authority Revenue, LIQ-FHLMC	0.200%	12/1/38	3,960,000	3,960,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Washington - 2.2% - continued
Washington State Economic Development Finance Authority, EDR, Benaroya Research Institute at Virginia Mason, LOC-Bank of America	0.150%	6/1/29	$3,100,000	$3,100,000	(a)(b)
Washington State HFC, Non-Profit Housing Revenue, Panorama City Project, LOC-Wells Fargo Bank N.A.	0.150%	1/1/27	4,670,000	4,670,000	(a)(b)
Washington State Higher EFA Revenue, Whitman College Project, LIQ-Bank of America N.A.	0.190%	1/1/38	20,600,000	20,600,000	(a)(b)
Washington State Housing Finance Commission, Multi-Family Revenue, Pioneer Human Services, LOC-U.S. Bank N.A.	0.130%	7/1/29	1,385,000	1,385,000	(a)(b)

Total Washington				56,265,000

West Virginia - 0.1%
West Virginia State Hospital Finance Authority Hospital Revenue, United Hospital Center Inc., LOC-Branch Banking & Trust	0.150%	6/1/32	2,880,000	2,880,000	(a)(b)

Wisconsin - 1.5%
Ladysmith, WI, IDR, Indeck Ladysmith LLC Project, LOC-Wells Fargo Bank N.A.	0.150%	8/1/27	7,750,000	7,750,000	(a)(b)
Mequon & Thiensville, WI, School District, Transportation	1.000%	9/4/12	3,800,000	3,813,190
Public Finance Authority, WI, Continuing Care Retirement Community Revenue, Glenridge Palmer Ranch, LOC-Bank of Scotland	0.150%	6/1/41	7,000,000	7,000,000	(a)(b)
Waukesha, WI, GO, Anticipation Notes	1.750%	8/1/12	1,300,000	1,302,924
Wisconsin Housing EDA Revenue, AGM, SPA-FHLB	0.150%	5/1/43	4,930,000	4,930,000	(a)(b)
Wisconsin State HEFA Revenue:
Aspirus Wausau Hospital Inc., LOC-JPMorgan Chase	0.110%	8/15/36	400,000	400,000	(a)(b)
Froedtert & Community Health, LOC-U.S. Bank N.A.	0.090%	4/1/35	13,850,000	13,850,000	(a)(b)

Total Wisconsin				39,046,114

Wyoming - 0.1%
Lincoln County, WY, PCR, Exxon Capital Ventures Inc. Project	0.070%	7/1/17	2,900,000	2,900,000	(a)(b)(c)

TOTAL INVESTMENTS - 98.8% (Cost - $2,536,712,235#)				2,536,712,235
Other Assets in Excess of Liabilities - 1.2%				30,356,074

TOTAL NET ASSETS - 100.0%				$2,567,068,309

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)	Maturity date shown represents the mandatory tender date.

(e)	Security is purchased on a when-issued basis.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
AGM	—Assured Guaranty Municipal Corporation—Insured Bonds
AMBAC	—American Municipal Bond Assurance Corporation—Insured Bonds
BAN	—Bond Anticipation Notes
CDA	—Communities Development Authority
COP	—Certificates of Participation
CSD	—Central School District
CTFS	—Certificates
DFA	—Development Finance Agency
EDA	—Economic Development Authority
EDC	—Economic Development Corporation
EDR	—Economic Development Revenue

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2011

EFA	— Educational Facilities Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
ISD	— Independent School District
ISO	— Independent System Operator
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi - Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PART	— Partnership Structure
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
PSF	— Permanent School Fund
Radian	— Radian Asset Assurance - Insured Bonds
RAN	— Revenue Anticipation Notes
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TAN	— Tax Anticipation Notes
TECP	— Tax Exempt Commercial Paper
TFA	— Transitional Finance Authority
UFSD	— Unified Free School District
USD	— Unified School District

Summary of Investments by Industry *
Health Care	20.8%
General Obligation	18.3
Education	15.6
Industrial Revenue	9.5
Housing: Multi-Family	7.0
Water & Sewer	6.2
Housing: Single Family	3.9
Transportation	3.6
Public Facilities	3.6
Miscellaneous	3.5
Pollution Control	2.3
Solid Waste/Resource Recovery	1.8
Utilities	1.6
Finance	0.9
Local General Obligation	0.7
Power	0.3
Tax Allocation	0.2
Life Care Systems	0.1
Other	0.1

100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of November 30, 2011 and are subject to change.

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2011

Ratings Table†

Standard & Poor’s/Moody’s/Fitch‡
A-1	55.6%
VMIG 1	22.6
P-1	5.0
MIG 1	2.9
SP-1	2.9
F-1	2.2
AA/Aa	0.5
AAA/Aaa	0.2
NR	8.1

100.0%

†	As a percentage of total investments.

‡	Standard & Poor’s primary rating; Moody’s secondary; then Fitch. The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. See pages 21 through 25 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings

The definitions of the applicable rating symbols are set forth below:

Long-Term Security Ratings (unaudited)

Standard & Poor’s Ratings Service (“Standard & Poor’s”) Long-term Issue Credit Ratings — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA — An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC — An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC — An obligation rated “CC” is currently highly vulnerable to nonpayment.

C — The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D — An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments of an obligation are jeopardized.

Moody’s Investors Service (“Moody’s”) Long-term Obligation Ratings — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

Aa — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

A — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

Long-Term Security Ratings (unaudited) (cont’d)

Baa — Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

B — Obligations rated “B” are considered speculative and are subject to high credit risk.

Long-Term Security Ratings (unaudited) (cont’d)

Caa — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

Ca — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery for principal and interest.

C — Obligations rated “C” are the lowest rated class and are typically in default, with little prospect of recovery for principal and interest.

Fitch Ratings Service (“Fitch”) Structured, Project & Public Finance Obligations — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Obligations rated “AAA” by Fitch denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA — Obligations rated “AA” denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A — Obligations rated “A” denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB — Obligations rated “BBB” indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB — Obligations rated “BB” indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B — Obligations rated “B” indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC — Default is a real possibility.

CC — Default of some kind appears probable.

C — Default is imminent or inevitable, or the issuer is in standstill.

NR — Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-term security ratings (unaudited)

Standard & Poor’s Municipal Short-Term Notes Ratings

SP-1 — A short-term obligation rated “SP-1” is rated in the highest category by Standard & Poor’s. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 — A short-term obligation rated “SP-2” is a Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 — A short-term obligation rated “SP-3” is a Standard & Poor’s rating indicating speculative capacity to pay principal and interest.

Standard & Poor’s Short-Term Issues Credit Ratings

A-1 — A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

Short-Term Security Ratings (unaudited) (cont’d)

A-2 — A short-term obligation rated “A-2” by Standard & Poor’s is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 — A short-term obligation rated “A-3” by Standard & Poor’s exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B — A short-term obligation rated “B” by Standard & Poor’s is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

Moody’s Variable Rate Demand Obligations (VRDO) Ratings

VMIG 1 — Moody’s highest rating for issues having a variable rate demand feature — VRDO. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 2 — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 3 — This designation denotes acceptable credit quality. Adequate protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

SG — This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Moody’s Short-Term Municipal Obligations Ratings

MIG 1 — Moody’s highest rating for short-term municipal obligations. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 — This designation denotes strong credit quality. Margins of protection are ample, although not as large as the preceding group.

MIG 3 — This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG — This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Short-Term Obligations Ratings

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating. Have a superior ability to repay short-term debt obligations.

P-2 — Have a strong ability to repay short-term debt obligations.

P-3 — Have an acceptable ability to repay short-term debt obligations.

NP — Issuers do not fall within any of the Prime rating categories.

Short-Term Security Ratings (unaudited) (cont’d)

Fitch’s Short-Term Issuer or Obligations Ratings

F1 — Fitch’s highest rating indicating the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 — Fitch rating indicating good intrinsic capacity for timely payment of financial commitments.

F3 — Fitch rating indicating intrinsic capacity for timely payment of financial commitments is adequate.

B — Fitch rating indicating minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term changes in financial and economic conditions.

C — Fitch rating indicating default is a real possibility.

NR — Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to schedule of investments (unaudited)

1. Organization and significant accounting policies

Tax Free Reserves Portfolio (the “Portfolio”) is a separate non-diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At November 30, 2011, all investors in the Portfolio were portfolios advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$2,536,712,235	—	$2,536,712,235

†	See Schedule of Investments for additional detailed categorizations.

(b) Credit and market risk. The Portfolio may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets and in some cases are backed by a financial institution serving as a liquidity provider. Demand features are often issued by third party financial institutions, generally domestic and foreign banks, and by brokerage firms or insurance companies. Frequently, floating rate and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks. Accordingly, the credit quality and liquidity of the Portfolio’s investments may be dependent in part on the credit quality of the institutions supporting the Portfolio’s investments and changes in the credit quality of these institutions could cause losses to the Portfolio and affect its share price. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(c) Securities traded on a when-issued basis. The Portfolio may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended November 30, 2011, the Portfolio did not invest in derivative instruments and does not have any intention to do so in the future.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: January 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: January 25, 2012

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: January 25, 2012